April 23, 2026
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ATTN:
Mr. Mark Cowan
Document Control – EDGAR
RE:
Ameriprise Certificate Company
Ameriprise Cash Reserve Certificate
Post-Effective Amendment No. 54
File No. 2-68296
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Cash Reserve Certificate does not differ from that contained in Registrant's Post-Effective Amendment No. 54 (Amendment). This Amendment was filed electronically on April 17, 2026.
If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.
/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Vice President and Chief Counsel – Asset Management
Ameriprise Financial, Inc.